DERIVATIVES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Instruments
The following tables provide information about the fair values of these derivative instruments as of September 30, 2016 and December 31, 2015 and the line items in the condensed consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
Derivatives designated as hedging instruments:
September 30, 2016:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$6,194
December 31, 2015:
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$35,511

Derivatives not designated as hedging instruments:
September 30, 2016:
Commodity contracts	Accounts receivable	$4,843
December 31, 2015:
Commodity contracts	Accounts receivable	$46,127

The following tables provide information about the fair values of these derivative instruments as of December 31, 2015 and December 31, 2014 and the line items in the consolidated balance sheet in which the fair values are reflected.

Description	Balance Sheet Location	Fair Value Asset/(Liability)
Derivatives designated as hedging instruments:
December 31, 2015:
Derivatives included with inventory supply arrangement obligations	Accrued expenses	$—
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$35,511
December 31, 2014:
Derivatives included with inventory supply arrangement obligations	Accrued expenses	$4,251
Derivatives included with the inventory intermediation agreement obligations	Accrued expenses	$94,834

Derivatives not designated as hedging instruments:
December 31, 2015:
Commodity contracts	Accounts receivable	$46,127
December 31, 2014:
Commodity contracts	Accounts receivable	$31,155

Schedule of Derivative Instruments, Gain (Loss) Recognized in Income
The following table provides information about the gain or loss recognized in income on these derivative instruments and the line items in the condensed consolidated financial statements in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the three months ended September 30, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(3,145)
For the three months ended September 30, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$1,409
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$34,424
For the nine months ended September 30, 2016:
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(29,317)
For the nine months ended September 30, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(3,220)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(50,150)

Derivatives not designated as hedging instruments:
For the three months ended September 30, 2016:
Commodity contracts	Cost of sales	$(15,559)
For the three months ended September 30, 2015:
Commodity contracts	Cost of sales	$31,017
For the nine months ended September 30, 2016:
Commodity contracts	Cost of sales	$(54,646)
For the nine months ended September 30, 2015:
Commodity contracts	Cost of sales	$(14,080)

Hedged items designated in fair value hedges:
For the three months ended September 30, 2016:
Intermediate and refined product inventory	Cost of sales	$3,145
For the three months ended September 30, 2015:
Crude oil and feedstock inventory	Cost of sales	$(1,409)
Intermediate and refined product inventory	Cost of sales	$(34,424)
For the nine months ended September 30, 2016:
Intermediate and refined product inventory	Cost of sales	$29,317
For the nine months ended September 30, 2015:
Crude oil and feedstock inventory	Cost of sales	$3,220
Intermediate and refined product inventory	Cost of sales	$50,150

The following tables provide information about the gains or losses recognized in income on these derivative instruments and the line items in the consolidated financial statements in which such gains and losses are reflected.

Description	Location of Gain or (Loss) Recognized in Income on Derivatives	Gain or (Loss) Recognized in Income on Derivatives
Derivatives designated as hedging instruments:
For the year ended December 31, 2015:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(4,251)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$(59,323)
For the year ended December 31, 2014:
Derivatives included with inventory supply arrangement obligations	Cost of sales	$4,428
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$88,818
For the year ended December 31, 2013
Derivatives included with inventory supply arrangement obligations	Cost of sales	$(5,773)
Derivatives included with the inventory intermediation agreement obligations	Cost of sales	$6,016
Derivatives not designated as hedging instruments:
For the year ended December 31, 2015:
Commodity contracts	Cost of sales	$32,416
For the year ended December 31, 2014:
Commodity contracts	Cost of sales	$146,016
For the year ended December 31, 2013
Commodity contracts	Cost of sales	$(88,962)

Hedged items designated in fair value hedges:
For the year ended December 31, 2015:
Crude oil and feedstock inventory	Cost of sales	$4,251
Intermediate and refined product inventory	Cost of sales	$59,323
For the year ended December 31, 2014:
Crude oil and feedstock inventory	Cost of sales	$(4,428)
Intermediate and refined product inventory	Cost of sales	$(88,818)
For the year ended December 31, 2013
Crude oil and feedstock inventory	Cost of sales	$(1,491)
Intermediate and refined product inventory	Cost of sales	$(6,016)